Cover	Feb. 20, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 20, 2026
Entity Registrant Name	Monroe Capital Enhanced Corporate Lending Fund
Entity Incorporation, State or Country Code	DE
Securities Act File Number	814-01919
Entity Tax Identification Number	33-6956497
Entity Address, Address Line One	155 North Wacker Drive, 35th Floor
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	258-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002061670
Amendment Flag	false
Current Fiscal Year End Date	--12-31